Loss per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share

32. Loss per share

The Company calculates loss per share by dividing loss for the period attributable to the shareholders of the parent by the weighted average number of shares outstanding during the period (net of treasury shares).

	2024	2023	2022
Loss for the year, attributable to the shareholders of the parent	(201,949)	(416,874)	(392,567)
Weighted average number of shares (thousands)	596,886	593,601	592,032
Basic and diluted loss per share, U.S. $	(0.34)	(0.70)	(0.66)

Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2024	2023	2022
Restricted stock units	16,403,397	8,415,816	8,147,594
Stock options	11,606,280	21,289,191	14,339,052
Convertible Notes (1)	400,616,344	400,616,344	—

(1) The number of potential dilutive shares from the Convertible Notes are calculated assuming the most advantageous conversion price from the standpoint of the holder and assuming all capitalized interest at maturity will be settled with shares or ADSs. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.

Refer to Note 8 Share-based compensation for a description of RSUs and stock options.